CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Subscription receivable	Accumulated Deficit	Total
Beginning Balance at Mar. 31, 2018	$ 1,116	$ 355,935		$ (239,593)	$ 117,458
Beginning Balance, in Shares at Mar. 31, 2018	1,116
Net income (loss)				(67,395)	(67,395)
Share issuance	$ 166	53,039	(53,205)
Share issuance, in Shares	166
Ending Balance at Mar. 31, 2019	$ 1,282	408,974	(53,205)	(306,988)	50,063
Ending Balance, in Shares at Mar. 31, 2019	1,282
Net income (loss)				(7,632)	(7,632)
Ending Balance at Sep. 30, 2019	$ 1,282	408,974	(53,205)	(314,620)	42,431
Ending Balance, in Shares at Sep. 30, 2019	1,282
Beginning Balance at Mar. 31, 2019	$ 1,282	408,974	(53,205)	(306,988)	50,063
Beginning Balance, in Shares at Mar. 31, 2019	1,282
Net income (loss)				(25,083)	(25,083)
Cash collected for subscription receivable			53,205		53,205
Share issuance	$ 48,718		(48,718)
Share issuance, in Shares	48,718
Ending Balance at Mar. 31, 2020	$ 50,000	408,974	(48,718)	(332,071)	78,185
Ending Balance, in Shares at Mar. 31, 2020	50,000
Beginning Balance at Jun. 30, 2019	$ 1,282	408,974	(53,205)	(303,514)	53,537
Beginning Balance, in Shares at Jun. 30, 2019	1,282
Net income (loss)				(11,106)	(11,106)
Ending Balance at Sep. 30, 2019	$ 1,282	408,974	(53,205)	(314,620)	42,431
Ending Balance, in Shares at Sep. 30, 2019	1,282
Beginning Balance at Mar. 31, 2020	$ 50,000	408,974	(48,718)	(332,071)	78,185
Beginning Balance, in Shares at Mar. 31, 2020	50,000
Net income (loss)				(55,643)	(55,643)
Ending Balance at Sep. 30, 2020	$ 50,000	408,974	(48,718)	(387,714)	22,542
Ending Balance, in Shares at Sep. 30, 2020	50,000
Beginning Balance at Jun. 30, 2020	$ 50,000	408,974	(48,718)	(356,920)	53,336
Beginning Balance, in Shares at Jun. 30, 2020	50,000
Net income (loss)				(30,794)	(30,794)
Ending Balance at Sep. 30, 2020	$ 50,000	$ 408,974	$ (48,718)	$ (387,714)	$ 22,542
Ending Balance, in Shares at Sep. 30, 2020	50,000